Long-Term Incentive Plan Assumptions (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Weighted average common unit price volatility	61.10%	47.00%
Expected distribution yield	12.60%	26.30%
Weighted average expected term (in years)	4 years 1 month 6 days	3 years 6 months
Weighted average risk-free rate	1.10%	1.30%